Intangible Assets - Schedule of Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost
Beginning balance	€ 5,076
Ending balance		5,076
Completed Development Technology [Member]
Cost
Beginning balance	1,676
Ending balance		1,676
Product development in progress [Member]
Cost
Beginning balance	1,346
Ending balance		1,346
Intellectual property and patents registration [Member]
Cost
Beginning balance	1,907
Ending balance		1,907
Software [Member]
Cost
Beginning balance	147
Ending balance		147
Cost [Member]
Cost
Beginning balance	6,443	5,703
Additions	179	740
Reclassification
Disposal	(42)
Deconsolidation of entities	(6,580)
Ending balance		6,443
Cost [Member] | Completed Development Technology [Member]
Cost
Beginning balance	2,996	2,994
Additions		2
Reclassification	686
Disposal
Deconsolidation of entities	(3,682)
Ending balance		2,996
Cost [Member] | Product development in progress [Member]
Cost
Beginning balance	1,346	717
Additions	142	629
Reclassification	(686)
Disposal
Deconsolidation of entities	(802)
Ending balance		1,346
Cost [Member] | Intellectual property and patents registration [Member]
Cost
Beginning balance	1,911	1,911
Additions
Reclassification
Disposal
Deconsolidation of entities	(1,911)
Ending balance		1,911
Cost [Member] | Software [Member]
Cost
Beginning balance	190	81
Additions	37	109
Reclassification
Disposal	(42)
Deconsolidation of entities	(185)
Ending balance		190
Amortisation [Member]
Cost
Beginning balance	(1,367)	(353)
Amortisation charge	(977)	(1,014)
Deconsolidation of entities	2,344
Ending balance		(1,367)
Amortisation [Member] | Completed Development Technology [Member]
Cost
Beginning balance	(1,320)	(330)
Amortisation charge	(959)	(990)
Deconsolidation of entities	2,279
Ending balance		(1,320)
Amortisation [Member] | Product development in progress [Member]
Cost
Beginning balance
Amortisation charge
Deconsolidation of entities
Ending balance
Amortisation [Member] | Intellectual property and patents registration [Member]
Cost
Beginning balance	(4)	(3)
Amortisation charge	(1)	(1)
Deconsolidation of entities	5
Ending balance		(4)
Amortisation [Member] | Software [Member]
Cost
Beginning balance	(43)	(20)
Amortisation charge	(18)	(23)
Deconsolidation of entities	61
Ending balance		€ (43)